Trading liabilities	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Trading liabilities

23	Trading liabilities

		2019	2018
	Footnotes	$m	$m
Deposits by banks	1	4,187	4,871
Customer accounts	1	6,999	8,614
Other debt securities in issue (Note 25)		1,404	1,400
Other liabilities – net short positions in securities		70,580	69,546
At 31 Dec		83,170	84,431

1	‘Deposits by banks’ and ‘Customer accounts’ include repos, stock lending and other amounts.